LEASE OBLIGATIONS - Lease Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Lease obligations	$ 480.1	$ 364.6
Less: Interest	101.3	56.3
Lease obligations	378.8	308.3
Less: Current portion of lease obligations	51.5	50.9
Noncurrent portion of lease obligations	327.3	257.4
Interest expense in connection with lease obligations	$ 15.3	$ 15.3